DIVIDENDS ON ORDINARY SHARES - Disclosure of Dividends on Ordinary Shares Declared and Paid (Details) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Dividends On Ordinary Shares [Line Items]
Dividend per share (in pence per share)	£ 18.35	£ 21.78	£ 14.35
Dividends declared and paid	£ 1,295	£ 1,538	£ 1,013
First interim
Disclosure Of Dividends On Ordinary Shares [Line Items]
Dividend per share (in pence per share)	£ 7.88	£ 5.86	£ 5.62
Dividends declared and paid	£ 556	£ 414	£ 397
Second interim
Disclosure Of Dividends On Ordinary Shares [Line Items]
Dividend per share (in pence per share)	£ 10.47	£ 15.92	£ 8.73
Dividends declared and paid	£ 739	£ 1,124	£ 616